SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial information included herein reflects the consolidated financial position of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and cash flows for the years ended December 31, 2024, 2023 and 2022. The Company has presented the operating results and cash flows of mining machine business as discontinued operations in the accompanying consolidated financial statements as of and for all periods presented. All footnotes exclude activity of mining machine business unless otherwise noted.

Principles of Consolidation

(b) Principles of Consolidation

On an ongoing basis, as circumstances indicate the need for reconsideration, we evaluate each of our investments and contractual relationships to determine whether they meet the guidelines for consolidation. Our evaluation considers all of our variable interests, including equity ownership, as well as fees paid to us for our involvement in the management of each partially owned entity or structure.

In June 2021, the Company launched its real estate crowdfunding platform which allows investors to invest through joint venture arrangements. Our real estate joint ventures consist of anonymous partnerships, which is a structure similar to a limited partnership, and voluntary partnerships, which is a structure similar to a general partnership. For the arrangement structured as a limited partnership or a general partnership, our evaluation of whether the equity holders (equity partners other than the general partner or the managing member of a joint venture) lack the characteristics of a controlling financial interest includes the evaluation of whether the limited partners or non-managing members (the noncontrolling equity holders) lack both substantive participating rights and substantive kick-out rights, defined as follows:

(i)	Participating rights provide the noncontrolling equity holders the ability to direct significant financial and operating decisions made in the ordinary course of business that most significantly influence the entity’s economic performance.

(ii)	Kick-out rights allow the noncontrolling equity holders to remove the general partner or managing member without cause.

If we conclude that any of the three characteristics of a variable interest entity (“VIE”) (i.e., insufficiency of equity, existence of non-substantive voting rights, or lack of a controlling financial interest) are met, including that the equity holders lack the characteristics of a controlling financial interest because they lack both substantive participating rights and substantive kick-out rights, we conclude that the entity or structure is a VIE and evaluate it for consolidation under the variable interest model.

Variable interest model

If an entity or structure is determined to be a VIE, we evaluate whether we are the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and benefits. We consolidate a VIE if we have both power and benefits – that is, (i) we have the power to direct the activities of a VIE that most significantly influence the VIE’s economic performance (power), and (ii) we have the obligation to absorb losses of or the right to receive benefits from the VIE that could potentially be significant to the VIE (benefits). We consolidate VIEs whenever we determine that we are the primary beneficiary. If we have a variable interest in a VIE but are not the primary beneficiary, we account for our investment using the equity method of accounting.

Voting model

If a legal entity fails to meet any of the three characteristics of a VIE, we then evaluate such entity under the voting model. Under the voting model, we consolidate the entity if we determine that we, directly or indirectly, have greater than 50% of the voting shares and that other equity holders do not have substantive participating rights.

We consolidate anonymous partnerships, which are determined to be VIEs and we are the primary beneficiary, and account for voluntary partnerships using equity method. The assets and liabilities of the VIEs that are included in the accompanying consolidated financial statements as of December 31, 2024 and 2023 are as follows:

	December 31	December 31,
	2024	2023
Total assets	3,661,755	2,815,206
Total liabilities	207,667	91,069

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. VIEs, for which the Company and its subsidiaries are the primary beneficiaries, are also included in the consolidated financial statements.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency

(c) Foreign Currency

The Company maintains its books and record in its local currency, Japanese YEN (“JPY”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in other income (expenses) in the consolidated statements of operations.

The Company uses JPY as its reporting currency. Assets and liabilities of entities with functional currencies other than JPY are translated into JPY using the exchange rate on the balance sheet date. Revenues and expenses are translated into JPY at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment, if any, are recorded in accumulated other comprehensive income (loss) within equity.

Amounts are stated in thousands of JPY, except for share and per share data and otherwise stated.

Noncontrolling Interests

(d) Noncontrolling Interests

Noncontrolling interests in the consolidated balance sheets represent the portion of the equity in the subsidiary and VIEs not attributable, directly or indirectly, to the Company. The portion of the income or loss applicable to the noncontrolling interests in subsidiaries and VIEs is also separately reflected in the consolidated statements of operations.

Use of Estimates

(e) Use of Estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements. Estimates required to be made by management include, but are not limited to, net realizable value of solar power panels and supplies and container inventories, impairment of real estate inventories, solar power plants under construction and solar power plants held for sale, purchase price allocation of acquired real estates, useful lives of property, plant and equipment, solar power systems and intangible assets, impairment of long-lived assets, valuation of stock based compensation, valuation allowance of deferred tax assets, uncertain income tax positions, implicit interest rate of operating and finance leases and purchase price allocation with respect to business combination and asset acquisition. Actual results could differ from those estimates.

Business Combinations and Asset Acquisitions

(f) Business Combinations and Asset Acquisitions

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interests, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the Company remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

If an acquisition of an asset or group of assets does not meet the definition of a business, the transaction is accounted for as an asset acquisition rather than a business combination. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

Fair value is determined based upon the guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, and generally are determined using Level 2 inputs and Level 3 inputs. The determination of fair value involves the use of significant judgments and estimates. The Company utilizes the assistance of third-party valuation appraisers to determine the fair value as of the date of acquisition.

In a business combination or asset acquisition, the Company may recognize identifiable intangibles that meet either or both the contractual legal criterion and/or the separability criterion.

Cash and Cash Equivalents

(g) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and deposits in banks and other financial institutions that are unrestricted as to withdrawal or use, and which have original maturities of three months or less. The Company maintains substantially all its bank accounts in Japan. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations.

Restricted Cash

(h) Restricted Cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans, and cash deposits in banks that are restricted as to withdrawal or usage according to certain agreements with investors of crowdfunding projects. The restricted cash is not available for withdrawal or the Company’s general use until after the corresponding bank loans are repaid, or the performance obligation is satisfied. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreements.

Term Deposits

(i) Term Deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months. Term deposit is classified as either current if the original maturities are within one year, or as non-current if the original maturities are over one year.

Accounts Receivable

(j) Accounts Receivable

Accounts receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). The Company’s accounts receivable balances are unsecured, bear no interest and are due within one year from the date of the sale.

The allowance for credit losses reflects the Company’s current estimate of credit losses expected to be incurred over the life of the receivables. The Company considers various factors in establishing, monitoring, and adjusting its allowance for credit losses including the aging of receivables and aging trends, customer creditworthiness and specific exposures related to particular customers. The Company also monitors other risk factors and forward-looking information, such as country specific risks and economic factors that may affect a customer’s ability to pay in establishing and adjusting its allowance for credit losses. Accounts receivable balances are written off after all collection efforts have ceased.

Inventories

(k) Inventories

Our inventories mainly consist of real estate properties inventories, solar power plants inventories and container inventories.

Real estate properties inventories include real estate properties held for sale and real estate properties under development, the vast majority of which are expected to be completed and disposed of within one year of the balance sheet date. Real estate properties held for sale are recorded at the lower of cost or fair value less cost to sell. If an asset’s fair value less cost to sell, based on discounted future cash flows, management estimates or market comparisons, is less than its carrying amount, an allowance is recorded against the asset. Real estate properties under development are carried at cost less impairment, as applicable. The amount of the impairment loss, if any, is calculated as the excess of the asset’s carrying value over its fair value, which is determined using a discounted cash flow analysis, management estimates or market comparisons. The classification of cash flows associated with the purchase and sale of real estate properties is based on the activity that is likely to be the predominant source or use of cash flows for the properties.

The cost basis of the real estate inventories includes all direct acquisition costs including but not limited to the property purchase price, acquisition costs, construction costs, development costs, certain amenities, capitalized interest, capitalized real estate taxes and other costs. Interests and real estate taxes are not capitalized unless active development or construction is underway. When acquiring real estate with existing buildings, we allocate the purchase price between land, buildings and intangibles related to in-place leases, if any, based on their relative fair values.

Solar power plants inventories include solar power panels and supplies, solar power plants held for sale and solar power plants under construction, the vast majority of which are expected to be completed and disposed of within one year of the balance sheet date. Solar power panels and supplies are stated at the lower of cost and net realizable value. Cost of solar power panels and supplies is determined using the weighted average cost method. Adjustments are recorded to write down the cost of obsolete and excess inventories to the estimated net realizable value based on historical and forecast demand, and promotional environment. Solar power plants held for sale are recorded at the lower of cost or fair value less cost to sell. If an asset’s fair value less cost to sell, based on discounted future cash flows, management estimates or market comparisons, is less than its carrying amount, an allowance is recorded against the asset. Solar power plants under construction are carried at cost less impairment, as applicable. The cost basis of solar power plants under construction includes acquisition costs, construction and installation costs, development costs, interest and financing costs incurred on debt during the construction phase and other costs. The amount of the impairment loss, if any, is calculated as the excess of the asset’s carrying value over its fair value, which is determined using a discounted cash flow analysis, management estimates or market comparisons. The classification of cash flows associated with the purchase and sale of solar power plants is based on the activity that is likely to be the predominant source or use of cash flows for the items.

Container inventories represent containerized data centers powered by solar energy, which are stated at the lower of cost and net realizable value. Cost of container inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving and obsolete inventories, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment.

Investments

(l) Investments

Investment in equity securities with readily determinable fair value

We hold investment in equity securities of publicly listed companies, for which we do not have significant influence. Investment in equity securities with readily determinable fair value is measured at fair value and any changes in fair value are recognized in other income (expenses).

Investments in funds that report net asset value (“NAV”) per share

We hold investments in Japanese pooled funds. These funds are generally readily redeemable at their net asset values. The fair value of investment funds is measured at their net asset values per share (or its equivalent) as a practical expedient.

Investments in privately held companies and organizations that do not report NAV per share

Investments in privately held entities that do not report NAV per share are accounted for using a measurement alternative, under which these investments are measured at cost, adjusted for observable price changes and impairments, with changes recognized in other income (expenses).

Investments accounted for under equity method

We use the equity method to account for investments in partnerships that qualify as VIEs where we are not the primary beneficiary and other entities that we do not control or where we do not own a majority of the economic interest but have the ability to exercise significant influence over the operating and financial policies of the investees. Under the equity method of accounting, we initially recognize our investments at cost and subsequently adjust the carrying amount of the investments for our share of earnings or losses reported by the investees, distributions received, and other-than-temporary impairments.

Investment income/loss recognition and classification

We recognize both realized and unrealized gains and losses in our consolidated statements of operations, classified with other income (expenses). Unrealized gains and losses represent:

(1)	fair value changes for investments in equity securities with readily determinable fair value;
(2)	changes in NAV as a practical expedient to estimate fair value for investments in funds that report NAV per share;
(3)	observable price changes for investments in privately held entities that do not report NAV per share; and
(4)	our share of unrealized gains or losses reported by our equity method investees.

Realized gains and losses on our investments represent the difference between proceeds received upon disposition of investments and their historical or adjusted cost. For our equity method investments, realized gains and losses represent our share of realized gains or losses reported by the investee. Impairments are realized losses, which result in an adjusted cost, and represent charges to reduce the carrying values of investments in privately held entities that do not report NAV per share and equity method investments, if impairments are deemed other than temporary, to their estimated fair value.

Property, Plant and Equipment, Net

(m) Property, Plant and Equipment, Net

Property, plant and equipment, including real estate properties held for lease, are measured using the cost model and is stated at cost less accumulated depreciation. Acquisition cost includes mainly the costs directly attributable to the acquisition and the initial estimated dismantlement, removal, and restoration costs associated with the assets. Depreciation is calculated using the straight-line and declining methods over the estimated useful lives, as more details follow. Depreciation is included in cost of revenues and selling, general and administrative expenses and is allocated based on estimated usage for each class of asset.

	Depreciation Method	Useful Life
Buildings, including buildings held for lease	Straight-line method	9 – 47 years
Facilities attached to buildings	Straight-line or declining balance method	5 – 18 years
Machinery and equipment	Declining balance method	6 – 17 years
Vehicles	Declining balance method	2 – 6 years
Tools, furniture and fixture	Straight-line or declining balance method	2 – 15 years
Land	Not depreciated	-
Software*	Straight-line method	3 – 5 years

*	Represents software that is non-detachable to the hardware.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon. When real estate properties held for lease are committed for sales, the assets are transferred to inventories. The classification of cash flows associated with the purchase and sale of real estate properties held for lease is based on the activity that is likely to be the predominant source or use of cash flows for the properties.

Solar Power Systems, Net

(n) Solar Power Systems, Net

Solar power systems comprise of ground-mounted solar power projects that the Company intends to hold for use. The solar power systems are stated at cost less accumulated depreciation. The cost consists primarily of direct costs incurred in various stages of development prior to the commencement of operations. For a self-developed solar power system, the actual cost capitalized is the amount of the expenditure incurred for the permits, consents, construction costs and other costs capitalized. For a solar power system acquired from third parties, the initial costs include the consideration transferred and certain direct acquisition costs. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred.

When solar power systems are retired, or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is recognized using the declining balance method over the estimated useful lives of the solar power systems of 10 to 17 years. When solar power systems are committed for sales, the assets are transferred to inventories. The classification of cash flows associated with the purchase and sale of solar power systems is based on the activity that is likely to be the predominant source or use of cash flows for the items.

Intangible Assets, Net

(o) Intangible Assets, Net

Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from business combination and asset acquisition are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets.

The estimated useful lives of intangible assets are as follows:

Technologies	10 years
Favorable contracts	17 years
Software	5 years

Corporate-owned Life Insurance Policies

(p) Corporate-owned Life Insurance Policies

The Company has purchased corporate-owned life insurance policies to insure its Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”) and other key employees. Management considers these policies to be operating assets. These insurance policies are recorded at their cash surrender values, included in other assets in the consolidated balance sheets with change in cash surrender value during the period recorded in selling, general and administrative expenses.

Leases

(q) Leases

The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset.

We classify our leases as either finance leases or operating leases if we are the lessee, or sale-type, direct financing, or operating leases if we are the lessor. We use the following criteria to determine if a lease is a finance lease (as a lessee) or sales-type or direct financing lease (as a lessor):

(i)	ownership is transferred from lessor to lessee by the end of the lease term;
(ii)	an option to purchase is reasonably certain to be exercised;
(iii)	the lease term is for the major part of the underlying asset’s remaining economic life;
(iv)	the present value of lease payments equals or exceeds substantially all of the fair value of the underlying assets; or
(v)	the underlying asset is specialized and is expected to have no alternative use at the end of the lease term.

If we meet any of the above criteria, we account for the lease as a finance, a sales-type, or a direct financing lease. If we do not meet any of the criteria, we account for the lease as an operating lease.

Lessee accounting

The Company recognizes right-of-use assets and lease liabilities for all leases other than those with a term of twelve months or less as the Company has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are classified and recognized at the commencement date of a lease. Lease liabilities are measured based on the present value of fixed lease payments over the lease term. Right-of-use assets consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company.

For sale-leaseback arrangements, the Company is required to determine whether the transaction qualifies as a sale, which includes assessing whether a contract exists and if so, whether control has passed to the counterparty in the contract. Control indicators include, but are not limited to, whether the entity has a present right to payment for the asset, whether the customer has legal title to the asset, whether the entity has transferred physical possession of the asset, whether the customer has significant risks and rewards of ownership of the asset, and whether the customer has accepted the asset. If it is determined that a sale has occurred, the Company recognizes an operating or finance lease based on the factors outlined in the preceding paragraphs. A finance lease would preclude sale accounting. If the Company does not transfer the control to the counterparty, the failed sale-leaseback transaction is accounted for as a financing arrangement where the Company does not derecognize the transferred asset and accounts for proceeds received as financing liabilities.

As the rates implicit on the Company’s leases for which it is the lessee are not readily determinable, the Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. When determining the incremental borrowing rate, the Company assesses multiple variables such as lease term, collateral, economic conditions, and its creditworthiness.

From time to time, we may enter into sublease agreements with third parties. Our subleases generally do not relieve us of our primary obligations under the corresponding head lease. As a result, we account for the head lease based on the original assessment at lease inception. We determine if the sublease arrangement is either a sales-type, direct financing, or operating lease at inception of the sublease. If the total remaining lease cost on the head lease for the term of the sublease is greater than the anticipated sublease income, the right-of-use asset is assessed for impairment. Our subleases are generally operating leases and we recognize sublease income on a straight-line basis over the sublease term.

Lessor accounting – operating leases

We account for the revenue from our lease contracts by utilizing the single component accounting policy. This policy requires us to account for, by class of underlying asset, the lease component and nonlease component(s) associated with each lease as a single component if two criteria are met:

(i)	the timing and pattern of transfer of the lease component and the nonlease component(s) are the same; and
(ii)	the lease component would be classified as an operating lease if it were accounted for separately.

Lease components consist primarily of fixed rental payments, which represent scheduled rental amounts due under our leases. Nonlease components consist primarily of tenant recoveries representing reimbursements of rental operating expenses, including recoveries for utilities, repairs and maintenance and common area expenses.

If the lease component is the predominant component, we account for all revenues under such lease as a single component in accordance with the lease accounting standard. Conversely, if the nonlease component is the predominant component, all revenues under such lease are accounted for in accordance with the revenue recognition accounting standard. Our operating leases qualify for the single component accounting, and the lease component in each of our leases is predominant. Therefore, we account for all revenues from our operating leases under the lease accounting standard and classify these revenues as rental income.

We commence recognition of rental income related to the operating leases at the date the property is ready for its intended use by the tenant and the tenant takes possession or controls the physical use of the leased asset. Income from rentals related to fixed rental payments under operating leases is recognized on a straight-line basis over the respective operating lease terms. Amounts received currently but recognized as revenue in future periods are classified in deferred revenue in our consolidated balance sheets.

Impairment of Long-Lived Assets Other Than Goodwill

(r) Impairment of Long-Lived Assets Other Than Goodwill

Long-lived assets with finite lives, primarily property, plant and equipment, including real estate properties held for lease, solar power systems, operating lease right-of-use assets, finance lease right-of-use assets, technologies and favorable contracts acquired through business combination, and software acquired through asset acquisition, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. The Company recognized an impairment loss of JPY24,017, JPY11,617 and nil on property, plant and equipment for the years ended December 31, 2024, 2023 and 2022, respectively.

Goodwill

(s) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. In accordance with ASC Topic 350, “Intangibles – Goodwill and Others”, goodwill is subject to at least an annual assessment for impairment or more frequently if events or changes in circumstances indicate that an impairment may exist, applying a fair-value based test. Fair value is generally determined using a discounted cash flow analysis. There were no impairments of goodwill during the years ended December 31, 2024, 2023, and 2022.

Revenue Recognition

(t) Revenue Recognition

The Company recognizes revenues from sales of real estate properties, sales of land, providing of real estate management services, providing of real estate construction services, sales of solar power plants, providing of solar power plants operation and maintenance services, sales of electricity, sales of containers and providing of container operation and management services under ASC Topic 606, “Revenue from Contracts with Customers”.

To determine revenue recognition for contracts with customers, the Company performs the following five steps : (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. Revenue amount represents the invoiced value, net of consumption tax and applicable local government levies, if any. The consumption tax on sales is calculated at 10% of gross sales.

The Company recognizes revenues from rental services under ASC Topic 842, “Leases”.

The Company currently generates its revenues from the following main sources:

Revenues from sales of real estate properties

Revenues from the sales of real estate properties are recognized at the point in time when title to and possession of the property has transferred to the customer and the Company has no continuing involvement with the property, which is generally upon the delivery of the real estate properties, which generally coincides with the receipt of cash consideration from the customer. Our contracts with customers contain a single performance obligation and we do not provide warranties for sold real estate properties.

Revenues from sales of land

Revenues from land sales are recognized when the parties are bound by the terms of a contract, consideration has been exchanged, title and other attributes of ownership have been conveyed to the buyer by means of a closing and the Company is not obligated to perform further significant development of the specific property sold. In general, the Company’s performance obligation for each of these land sales is fulfilled upon the delivery of the land, which generally coincides with the receipt of cash consideration from the customer.

Revenues from rental services

Rental income is generally recognized on a straight-line basis over the terms of the tenancy agreements. For real estate and land leases, these contracts are treated as leases for accounting purpose, rather than contracts with customers subject to ASC Topic 606. Also see Note 2(q).

Revenues from real estate management services

Revenues from real estate management services consist of property management services, brokerage services and value-added management services. Property management services mainly include property management services provided to tenants or property owners with revenues recognized during the period when services are rendered. Revenues from brokerage services are earned upon closing of brokerage transaction. Value-added management services mainly consist of real estate consulting and registration services with revenues recognized when performance obligation is satisfied.

Revenues from real estate construction services

Revenues from real estate construction services are recognized over the period of the contract by reference to progress towards complete satisfaction of the performance obligation, which typically includes engineering, procurement, development and construction of real estate properties for customers. Progress towards completion of the contract is measured by the percentage of total costs incurred to date compared with the estimated total costs to complete the contract. The Company recognizes changes in estimated total costs on a cumulative catch-up basis in the period in which the changes are identified, if any.

Revenues from sales of solar power plants

Revenues from the sales of solar power plants are recognized at the point in time when performance obligation is satisfied, which is after the solar power plants have been grid connected and the customers obtain control of the solar power plants. The Company’s sales arrangements for solar power plants do not contain any forms of continuing involvement that may affect the revenue recognition of the transactions, nor any variable considerations for energy performance guarantees, minimum electricity end subscription commitments.

Revenues from solar power plants operation and maintenance services

Revenues from solar power plants operation and maintenance services are recognized over time when customers receive and consume the benefits provided by the Company’s performances, which typically include system inspection, performance engineering analysis, corrective maintenance repair and environmental services, under the terms of service arrangements.

Revenues from sales of electricity

Revenues from the sales of electricity are generated by the Company’s solar power systems under the power purchase arrangements (“PPAs”) with the power grid company based on the price stated in the PPAs when electricity has been generated and transmitted to the grid. The Company also procures electricity from wholesale electricity providers or purchases on Japan Electric Power Exchange for some of its customers who are charged based on the actual usage of electricity each month.

Revenues from sales of containers

Revenues from the sales of containers are recognized at the point in time when the control of the products has transferred to the customers. The transfer of control is considered complete when the customers accept the products.

Revenues from container operation and management services

Revenues from container operation and management services are recognized over time when customers receive and consume the benefits provided by the Company’s performances, which typically include containerized data center inspection, performance engineering analysis, maintenance, repair, environmental and security services, under the terms of service arrangements.

Cost of Revenues

(u) Cost of Revenues

Cost of revenues primarily include the real estate properties, solar power plants and containers purchase price, acquisition costs, construction costs, direct costs to develop, renovate, repair and upgrade the real estate properties, solar power plants development costs, sublease costs, depreciation, direct material costs, electricity transportation costs, and salaries and related expenses for personnel directly involved in delivery of services to customers.

Advertising Expenses

(v) Advertising Expenses

The Company expenses advertising costs as they are incurred. Total advertising expenses were JPY105,740, JPY225,549 and JPY197,203 for the years ended December 31, 2024, 2023 and 2022, respectively, and have been included as part of selling, general and administrative expenses.

Concentration of Credit Risk

(w) Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Customers

For the years ended December 31, 2024, 2023 and 2022, customers accounting for 10% or more of the Company’s total revenues were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Customer A	*	*	35%
Customer B	*	13%	*
Customer C	*	26%	*
Customer E	10%	*	*

As of December 31, 2024 and 2023, customers accounting for 10% or more of the Company’s total outstanding accounts receivable were as follows:

	December 31,	December 31,
	2024	2023
Customer D	*	20%
Customer F	29%	*
Customer G	11%	*

Suppliers

For the years ended December 31, 2024, 2023 and 2022, no suppliers accounted for 10% or more of the Company’s total purchases.

As of December 31, 2024 and 2023, suppliers accounting for 10% or more of the Company’s total outstanding accounts payable were as follows:

	December 31,	December 31,
	2024	2023
Supplier A	21%	*
Supplier B	17%	*
Supplier C	*	48%
Supplier D	*	10%

*	Less than 10%

Segment Reporting

(x) Segment Reporting

ASC Topic 280, “Segment Reporting”, requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker (“CODM”) organizes segments within the company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined the Company’s operations constitute a single reportable segment in accordance with ASC Topic 280. See Note 23.

Net Income Per Share

(y) Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period. Diluted net income per share reflects the potential dilution that could occur if stock options and other commitments to issue common shares were exercised or equity awards vest resulting in the issuance of common shares that could share in the net income of the Company.

Stock Based Compensation

(z) Stock Based Compensation

The Company accounts for stock based compensation awards in accordance with ASC Topic 718, “Compensation – Stock Compensation”. The cost of services received from employees and non-employees in exchange for awards of equity instruments is recognized in the consolidated statements of operations based on the estimated fair value of those awards on the grant date and amortized on a straight-line basis over the requisite service period or vesting period. The Company records forfeitures as they occur.

Related Parties and Transactions

(aa) Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC Topic 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Income Taxes

(bb) Income Taxes

Income taxes are accounted for using an asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current period and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred income tax assets also include the prior years’ net operating losses carried forward. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred income tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred income tax assets will not be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is likely that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits is classified as interest expense and penalties are classified in other expenses in the consolidated statements of operations.

Fair Value Measurements

(cc) Fair Value Measurements

The Company performs fair value measurements in accordance with ASC Topic 820. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: quoted prices in active markets for identical assets or liabilities;
●	Level 2: inputs other than Level 1 that are observable, either directly or indirectly; or
●	Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

As of December 31, 2024 and 2023, the carrying values of current assets, except for short-term investment, and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

There were no assets measured at fair value on a recurring basis as of December 31, 2024. Assets measured at fair value on a recurring basis as of December 31, 2023 are summarized below.

Fair Value Measurements as of December 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
Short-term investment:
Marketable securities	89,482	-	-	89,482

Commitments and Contingencies

(dd) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Government Assistance

(ee) Government Assistance

Government assistance, in the form of monetary grants, is not recognized until there is reasonable assurance that the Company will comply with the conditions of the grants and the Company will receive the grants.

Grants related to assets are government grants for the purchase of certain renewable energy assets. The Company accounts for grants related to assets as deferred income, which is included in other current liabilities and other liabilities on the consolidated balance sheets. The Company recognizes the deferred income on grants related to depreciable assets in the consolidated statements of operations on a systematic basis over the useful life of the assets.

During the years ended December 31, 2024 and 2023, the Company received the government grants of nil and JPY166,021, respectively, in connection with purchase of containerized data centers, of which JPY27,670 and JPY23,058 were recorded as reduction to depreciation expense, respectively. Deferred income in relation to the government grants amounted to JPY115,293 and JPY142,963 as of December 31, 2024 and 2023, respectively.

Offering Costs

(ff) Offering Costs

Offering costs amounted to JPY81,602 consisting principally of professional and registration fees incurred through the balance sheet date that are related to the initial public offering (“IPO”) and are charged to capital surplus upon the completion of the IPO during the year ended December 31, 2023.

Recent Accounting Pronouncements

(gg) Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU No. 2023-07 is effective for public companies for annual reporting periods beginning after December 15, 2023, on a retrospective basis. The Company adopted ASU No. 2023-07 on January 1, 2024. See Note 23.

New accounting pronouncements not yet effective

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures, to enhance the transparency and decision usefulness of income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. ASU No. 2023-09 is effective for public companies for annual reporting periods beginning after December 15, 2024, on a prospective basis. For all other entities, it is effective for annual reporting periods beginning after December 15, 2025, on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public companies to disclose additional information about specific expense categories in the notes to the consolidated financial statements on an annual and interim basis. ASU No. 2024-03 is effective for public companies for annual reporting periods beginning after December 15, 2026, on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.